UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-719

The Value Line Aggressive Income Trust
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: January 31,2009

Date of reporting period: April 30, 2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 4/30/08 is included with this Form.

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)	April 30, 2008

Principal Amount		Value

CONVERTIBLE CORPORATE BONDS & NOTES (2.8%)
	COMPUTER SOFTWARE & SERVICES (1.2%)
$400,000	Electronic Data Systems Corp. 3.88%, 7/15/23	$392,500
	DRUG (0.9%)
300,000	Bristol-Myers Squibb Co. 2.30%, 9/15/23 (1)	297,375
	TELECOMMUNICATION SERVICES (0.7%)
250,000	NII Holdings, Inc. 3.13%, 6/15/12	208,750

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $919,465)	898,625

CORPORATE BONDS & NOTES (87.0%)
	AEROSPACE/DEFENSE (1.1%)
350,000	Alliant Techsystems, Inc., Senior Subordinated Notes, 6.75%, 4/1/16	346,500
	AIR TRANSPORT (1.9%)
600,000	CHC Helicopter Corp., Senior Subordinated Notes, 7.38%, 5/1/14	606,000
	AUTO & TRUCK (2.1%)
500,000	Ford Motor Co., Global Landmark Securities, 7.45%, 7/16/31	373,750
400,000	General Motors Corp., Debentures, 8.25%, 7/15/23	299,000
	672,750
	AUTO PARTS (1.8%)
300,000	ArvinMeritor, Inc., Senior Notes, 8.13%, 9/15/15	268,500
350,000	Lear Corp., Senior Notes Ser. B, 8.75%, 12/1/16	329,000

	597,500
	CABLE TV (1.2%)
400,000	MediaCom LLC, Senior Notes, 9.50%, 1/15/13	389,000
	CHEMICAL - DIVERSIFIED (1.6%)
500,000	Mosaic Co. (The), Senior Notes, 7.38%, 12/1/14 (2)	537,500
	CHEMICAL - SPECIALTY (1.6%)
500,000	PolyOne Corp., Senior Notes, 8.88%, 5/1/12	512,500
	COAL (1.2%)
400,000	Massey Energy Co., Senior Notes, 6.63%, 11/15/10	404,000
	COMPUTER & PERIPHERALS (1.5%)
500,000	Unisys Corp., Senior Notes, 6.88%, 3/15/10	480,625

Principal Amount		Value

	DRUG (1.5%)
$500,000	Elan Finance PLC, Senior Notes, 7.75%, 11/15/11	$486,250
	ELECTRICAL EQUIPMENT (2.4%)
400,000	Baldor Electric Co., Senior Notes, 8.63%, 2/15/17	408,000
400,000	General Cable Corp., Senior Notes, 7.13%, 4/1/17	390,000
	798,000
	ELECTRICAL UTILITY - CENTRAL (1.0%)
300,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15 (2)	312,750
	ELECTRICAL UTILITY - EAST (1.3%)
400,000	NRG Energy, Inc., Senior Notes, 7.38%, 2/1/16	412,000
	ELECTRONICS (1.5%)
500,000	Celestica, Inc., Senior Subordinated Notes, 7.88%, 7/1/11	503,125
	ENTERTAINMENT (3.9%)
500,000	EchoStar DBS Corp., Senior Notes, 6.63%, 10/1/14	488,750
400,000	Hughes Network Systems LLC, Senior Notes, 9.50%, 4/15/14	400,000
400,000	XM Satellite Radio Holdings, Inc., Senior Notes, 9.75%, 5/1/14	385,000
	1,273,750
	ENVIRONMENTAL (1.3%)
400,000	Allied Waste North America, Inc., Senior Notes, 7.88%, 4/15/13	415,500
	FOOD PROCESSING (4.6%)
300,000	Chiquita Brands International, Inc., Senior Notes, 7.50%, 11/1/14	270,750
300,000	Dean Foods Co., Senior Notes, 7.00%, 6/1/16	280,500
500,000	Pilgrim's Pride Corp., Senior Subordinated Notes, 8.38%, 5/1/17	445,000
500,000	Sensient Technologies Corp., 6.50%, 4/1/09	502,088
	1,498,338
	HOME BUILDING (1.2%)
400,000	Toll Corp., Senior Subordinated Notes, 8.25%, 2/1/11	387,000
	HOTEL/GAMING (3.4%)
500,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.75%, 4/15/14	416,250
350,000	Las Vegas Sands Corp., Senior Notes, 6.38%, 2/15/15	309,750
400,000	MGM Mirage, Senior Notes, 6.75%, 4/1/13	368,000
	1,094,000

Value Line Aggressive Income Trust

April 30, 2008

Principal Amount		Value
	MACHINERY (3.1%)
$350,000	Case New Holland, Inc., Senior Notes, 7.13%, 3/1/14	$351,750
400,000	Terex Corp., Senior Subordinated Notes, 8.00%, 11/15/17	409,000
300,000	United Rentals North America, Inc., 7.75%, 11/15/13	258,750
	1,019,500
	MEDICAL SERVICES (2.4%)
400,000	Community Health Systems, Inc., Senior Notes, 8.88%, 7/15/15	416,000
350,000	Psychiatric Solutions, Inc., Senior Subordinated Notes, 7.75%, 7/15/15	357,875
	773,875
	NATURAL GAS - DISTRIBUTION (4.5%)
350,000	AmeriGas Partners LP, Senior Notes, 7.25%, 5/20/15	353,500
500,000	Berry Petroleum Co., Senior Subordinated Notes, 8.25%, 11/1/16	518,750
600,000	Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Senior Notes, 6.75%, 5/1/14	591,000
	1,463,250
	NATURAL GAS - DIVERSIFIED (3.0%)
350,000	Dynegy Holdings, Inc., Senior Notes, 7.50%, 6/1/15	348,250
600,000	Williams Companies, Inc., Notes, 7.13%, 9/1/11	637,500
	985,750
	OILFIELD SERVICES/EQUIPMENT (8.8%)
500,000	Basic Energy Services, Inc., Senior Notes, 7.13%, 4/15/16	490,000
1,100,000	Gulfmark Offshore, Inc., Guaranteed Notes, 7.75%, 7/15/14	1,138,500
250,000	North American Energy Partners, Inc., 8.75%, 12/1/11	251,250
500,000	W&T Offshore, Inc., Senior Notes, 8.25%, 6/15/14 (2)	490,000
500,000	Whiting Petroleum Corp., Senior Notes, 7.25%, 5/1/13	501,250
	2,871,000
	PETROLEUM - PRODUCING (10.2%)
350,000	Cimarex Energy Co., Senior Notes, 7.13%, 5/1/17	355,250
500,000	Encore Acquisition Co., Senior Subordinated Notes, 6.25%, 4/15/14	470,000
500,000	KCS Energy, Inc., Senior Notes, 7.13%, 4/1/12	485,000
428,000	PetroQuest Energy, Inc., Senior Notes, 10.38%, 5/15/12	445,120
500,000	Plains Exploration & Production Co., Senior Notes, 7.75%, 6/15/15	512,500

Principal Amount		Value

$325,000	Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes, 8.38%, 12/15/13	$338,812
700,000	Stone Energy Corp., Senior Subordinated Notes, 8.25%, 12/15/11	703,500
	3,310,182
	POWER (1.1%)
350,000	Reliant Energy, Inc., Senior Notes, 7.63%, 6/15/14	364,000
	RENTAL AUTO/EQUIPMENT (0.9%)
300,000	Hertz Corp., 8.88%, 1/1/14	302,250
	RETAIL - AUTOMOTIVE (1.3%)
500,000	PEP Boys-Manny Moe & Jack, Senior Subordinated Notes, 7.50%, 12/15/14	435,000
	RETAIL - SPECIAL LINES (4.1%)
600,000	NBTY, Inc., Senior Subordinated Notes, 7.13%, 10/1/15	576,000
750,000	Phillips-Van Heusen Corp., Senior Notes, 7.25%, 2/15/11	759,375
	1,335,375
	RETAIL STORE (1.2%)
410,000	Dillard's, Inc., Notes, 7.85%, 10/1/12	385,400
	SEMICONDUCTOR (2.2%)
500,000	Advanced Micro Devices, Inc., Senior Notes, 7.75%, 11/1/12	407,500
350,000	AGY Holding Corp., Senior 2nd Lien Notes, 11.00%, 11/15/14 (2)	316,750
	724,250
	SHOE (1.4%)
500,000	Payless ShoeSource, Inc., Senior Subordinated Notes, 8.25%, 8/1/13	451,250
	TELECOMMUNICATION SERVICES (5.2%)
500,000	Alamosa Delaware, Inc., Senior Notes, 8.50%, 1/31/12	463,750
500,000	Citizens Communications Co., Notes, 9.25%, 5/15/11	527,500
350,000	Cricket Communications, Inc., 9.38%, 11/1/14	343,438
350,000	Windstream Corp., Senior Notes, 8.13%, 8/1/13	362,250
	1,696,938
	TRUCKING (1.5%)
500,000	Roadway Corp., Guaranteed Notes, 8.25%, 12/1/08	492,500

	TOTAL CORPORATE BONDS & NOTES (Cost $28,327,439)	28,337,608

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)

Shares		Value

	PREFERRED STOCKS (0.2%)
	R.E.I.T. (0.2%)
3,000	Health Care REIT, Inc. Series F 7 5/8%	$72,600

	TOTAL PREFERRED STOCKS (Cost $75,000)	72,600

	COMMON STOCKS (1.4%)
	COMPUTER & PERIPHERALS (0.1%)
4,000	Unisys Corp. *	16,640
	ELECTRICAL UTILITY - WEST (0.3%)
5,000	Xcel Energy, Inc.	104,000
	FINANCIAL SERVICES - DIVERSIFIED (0.4%)
3,000	Blackstone Group L.P. (The)	56,010
3,000	Citigroup, Inc.	75,810
		131,820
	PETROLEUM - INTEGRATED (0.6%)
2,500	BP PLC Sponsored Adr	181,975
	TRUCKING (0.0%)
1,000	YRC Worldwide, Inc. *	16,250

TOTAL COMMON STOCKS (Cost $420,613)	450,685

TOTAL INVESTMENT SECURITIES (91.4%) (Cost $29,742,517)	29,759,518

Principal Amount		Value

REPURCHASE AGREEMENTS (3) (6.4%)
$1,100,000	With Morgan Stanley, 1.74%, dated 4/30/08, due 5/1/08, delivery value $1,100,053 (collateralized by $1,090,000 U.S. Treasury Notes 4.375%, due 11/15/08, with a value of $1,127,718)	1,100,000

Principal Amount		Value

$1,000,000	With State Street Bank & Trust, 1.43%, dated 4/30/08, due 5/1/08, delivery value $1,000,040 (collateralized by $1,000,000 U.S. Treasury Bill 1.52% due 9/18/08, with a value of $1,024,231)	$1,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost $2,100,000)	2,100,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.2%)		703,427

NET ASSETS (100%)		$32,562,945

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($32,562,945 ÷ 6,636,228 shares outstanding)		$4.91

*	Non-income producing.
(1)	Rate at April 30, 2008. Floating rate changes quarterly.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Appreciation
$31,842,517	$686,759	$(669,758)	$17,001

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective February 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of April 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$523,285	-
Level 2 - Other Significant Observable Inputs	31,336,233	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$31,859,518	-

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of 01/31/08	$-	$-
Accrued discounts/premiums	-	-
Realized gain/loss and change in unrealized appreciation/depreciation	-	-	*
Net purchases/sales	-	-
Net transfers in and/or out of Level 3	-	-
Balance, as of 04/30/08	$-	$-
Net change in unrealized appreciation/depreciation from investments still held as of 04/30/08	$-	$-

*The realized gain/loss earned during the period ended 04/30/08 for other financial instruments was $-.

Item 2. Controls and Procedures.
(a)
 The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	June 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer

Date:	June 13, 2008